Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Allowance for loan losses	$ 2,106	$ 2,281
Net unrealized or unamortized losses on securities	1,463	1,406
Tax credit carryforwards	1,111	103
Accrued compensation	937	1,590
Net operating loss carryforwards	862	129
Other real estate owned	560	728
Acquired loans fair market value adjustments	448	409
Other	446	399
Gross deferred tax assets	7,933	7,045
Deferred tax liabilities
Assumed debt fair market value adjustments	2,336	2,453
Goodwill amortization	1,551	1,417
Depreciation	1,383	1,603
Federal Home Loan Bank stock dividends	596	150
Core deposit intangibles	476	279
Other	344	115
Gross deferred tax liabilities	6,686	6,017
State valuation allowance	(317)	(263)
Net deferred tax asset	$ 930	$ 765